Discontinued Operations and Disposal Groups Balance Sheet (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 13, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 178,000
Deconsolidation, Gain (Loss), Amount	58,684	$ 0	$ 0
Disposal Group, Including Discontinued Operations, Unrecognized Gain On Sale Of Vessels	84,800
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	26,200
Loss from discontinued operations (note 22)	$ (20,276)	$ 0	$ 0	$ (20,276)
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Loss from discontinued operations (note 22)